Exhibit 99.1

COMM 2020-CBM Mortgage Trust

Commercial Mortgage Pass-Through Certificates

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

21 January 2020

Ernst & Young LLP 5 Times Square New York, NY 1006	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Re: COMM 2020-CBM Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) with respect to the Trust Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular relating to the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

21 January 2020

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity’s assets will consist primarily of certain senior promissory notes (the “Senior Trust Notes”) and certain junior promissory notes (the “Junior Trust Notes,” together with the Senior Trust Notes, the “Trust Loan”),
b.	The Trust Loan, together with certain promissory notes that will not be included in the assets of the Issuing Entity and are pari passu in right of payment with the Senior Trust Notes (the “Companion Loans”), evidence a 5-year fixed-rate interest-only mortgage loan (the “Whole Loan”) and
c.	The Whole Loan is secured by, among other things, a first priority mortgage on the fee and/or leasehold interests of the borrowers in 52 limited service hotels (each, a “Mortgaged Property” and collectively, the “Mortgaged Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Whole Loan and Mortgaged Properties as of 6 February 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes to Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Whole Loan and Mortgaged Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning as of Cut-off Date (Months)” of the Whole Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Mortgage Loan Term” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Whole Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Mortgage Loan Term,” as shown on the Final Data File, for the original interest-only period of the Whole Loan (the “Original Interest Only Period (Months)”),
b.	Use “0” for the original amortization term of the Whole Loan (the “Original Amort. Term (Months)”),
c.	Use “0” for the remaining amortization term of the Whole Loan (the “Remaining Term to Amortization (Months)”) and
d.	Use the “Original First Mortgage Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Whole Loan and each Mortgaged Property as of the Reference Date (the “Cut-off First Mortgage Balance”) and
ii.	The principal balance of the Whole Loan and each Mortgaged Property as of the “Maturity Date” of the Whole Loan (the “First Mortgage Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	Using the:
a.	Cut-off Trust A Note Balance and
b.	Cut-off Trust B Note Balance,

as shown on the Final Data File, we recalculated the “Cut-off Trust Loan Amount” of the Trust Loan and each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Mortgage Loan Term,
b.	Original Interest Only Period (Months) and
c.	Seasoning as of Cut-off Date (Months),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Remaining Interest Only Period (Months)

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original First Mortgage Balance,
b.	First Mortgage Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Mortgage Debt Service and
ii.	Annual Mortgage Debt Service

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service” of the Whole Loan as 1/12th of the product of:

a.	The “Original First Mortgage Balance,” as shown on the Final Data File,
b.	The “First Mortgage Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service” of the Whole Loan as twelve (12) times the “Monthly Mortgage Debt Service” of the Whole Loan, as shown on the Final Data File.

Attachment A Page 4 of 6

10.	Using the:
a.	Annual Mortgage Debt Service,
b.	Cut-off First Mortgage Balance,
c.	First Mortgage Maturity Balance,
d.	As Complete Value ($),
e.	Underwritten NOI ($),
f.	Underwritten Net Cash Flow ($) and
g.	Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	U/W NOI DSCR,
ii.	U/W NCF DSCR,
iii.	LTV at Cut-off,
iv.	LTV at Maturity,
v.	U/W NOI DY,
vi.	U/W NCF DY and
vii.	Cut-Off Date Allocated Loan Amount per Room ($)

of the Whole Loan and, with respect to Item vii. above, of each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. and ii. above to two decimal places and
b.	Round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

Attachment A Page 5 of 6

11.	Using the:
a.	2016 Rooms Occupied,
b.	2016 Rooms Available,
c.	2016 Rooms Revenue ($),
d.	2017 Rooms Occupied,
e.	2017 Rooms Available,
f.	2017 Rooms Revenue ($),
g.	2018 Rooms Occupied,
h.	2018 Rooms Available,
i.	2018 Rooms Revenue ($),
j.	Sep 19 TTM Rooms Occupied,
k.	Sep 19 TTM Rooms Available,
l.	Sep 19 TTM Rooms Revenue ($),
m.	Underwritten Occupied Rooms,
n.	Underwritten Rooms Available and
o.	Underwritten Rooms Revenues ($),

as shown on the Final Data File, we recalculated the:

i.	2016 Occupancy,
ii.	2016 Average Daily Room Rate ($),
iii.	2016 RevPar ($),
iv.	2017 Occupancy,
v.	2017 Average Daily Room Rate ($),
vi.	2017 RevPar ($),
vii.	2018 Occupancy,
viii.	2018 Average Daily Room Rate ($),
ix.	2018 RevPar ($),
x.	Sep 19 TTM Occupancy,
xi.	Sep 19 TTM Average Daily Room Rate ($),
xii.	Sep 19 TTM RevPar ($),
xiii.	Underwritten Occupancy,
xiv.	Underwritten Average Daily Room Rate ($) and
xv.	Underwritten RevPar ($)

of the Whole Loan and each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Underwritten Expenses ($) and
b.	Hypothetical Underwritten IMF Adjustment,

as shown on the Final Data File, we recalculated the “Underwritten Total Expenses ($)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6

13.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate,
c.	Cert Admin Fee Rate and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Admin. Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the “Cut-off Trust Loan Amount,” as shown on the Final Data File, we recalculated the “% of Total Cut-off Date Pool Balance” of the Trust Loan and each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Whole Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	15 January 2020

Promissory Notes	15 January 2020

Closing Statement	15 January 2020

Cash Management Agreement	15 January 2020

Non-Consolidation Opinion	15 January 2020

Guaranty Agreement	15 January 2020

Mortgaged Property Source Documents

Source Document Title	Source Document Date

Portfolio Appraisal Report	10 December 2019

Appraisal Reports	Various

Engineering Reports	11 December 2019

Phase I Environmental Reports	11 December 2019

Seismic Reports	Various

Underwriter’s Summary Report	Not Dated

USPS Internet Site (www.usps.gov)	Not Applicable

Title Policies	Not Dated

Ground Lease Agreements	Various

Ground Lease Estoppels	Various

Management Agreement	15 February 2013

STR Reports	Various

Exhibit 2 to Attachment A Page 1 of 5

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report or USPS Internet Site (www.usps.gov)
Full Name State / Province	Appraisal Report
State / Province (see Note 1)	Appraisal Report
Zip Code	Appraisal Report or USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Brand	Appraisal Report
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($)	Appraisal Report and Portfolio Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
As Complete Value ($)	Appraisal Report
FIRREA Eligible (Yes/No)	Appraisal Report
Engineering Report Date	Engineering Report
Date of Phase I Report	Phase I Environmental Report
Date of Seismic Report (see Note 2)	Seismic Report
Seismic Zone (see Note 2)	Seismic Report
PML (%) (see Note 2)	Seismic Report

Hotel Operating Information:

Characteristic	Source Document(s)

2016 Rooms Occupied	Underwriter’s Summary Report
2016 Rooms Available	Underwriter’s Summary Report
2017 Rooms Occupied	Underwriter’s Summary Report
2017 Rooms Available	Underwriter’s Summary Report
2018 Rooms Occupied	Underwriter’s Summary Report
2018 Rooms Available	Underwriter’s Summary Report
Sep 19 TTM Rooms Occupied	Underwriter’s Summary Report
Sep 19 TTM Rooms Available	Underwriter’s Summary Report
Underwritten Occupied Rooms	Underwriter’s Summary Report
Underwritten Rooms Available	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 5

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2016 Rooms Revenue ($)	Underwriter’s Summary Report
2016 Total Revenue ($)	Underwriter’s Summary Report
2016 Total Expenses ($)	Underwriter’s Summary Report
2016 IMF Adjustment	Underwriter’s Summary Report
2016 Affiliate Ground Lease Add Back	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2016 FF&E	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 Rooms Revenue ($)	Underwriter’s Summary Report
2017 Total Revenue ($)	Underwriter’s Summary Report
2017 Total Expenses ($)	Underwriter’s Summary Report
2017 IMF Adjustment	Underwriter’s Summary Report
2017 Affiliate Ground Lease Add Back	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
2017 FF&E	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
2018 Rooms Revenue ($)	Underwriter’s Summary Report
2018 Total Revenue ($)	Underwriter’s Summary Report
2018 Total Expenses ($)	Underwriter’s Summary Report
2018 IMF Adjustment	Underwriter’s Summary Report
2018 Affiliate Ground Lease Add Back	Underwriter’s Summary Report
2018 NOI ($)	Underwriter’s Summary Report
2018 FF&E	Underwriter’s Summary Report
2018 NCF	Underwriter’s Summary Report
Sep 19 TTM Rooms Revenue ($)	Underwriter’s Summary Report
Sep 19 TTM Total Revenue ($)	Underwriter’s Summary Report
Sep 19 TTM Total Expenses ($)	Underwriter’s Summary Report
Sep 19 TTM IMF Adjustment	Underwriter’s Summary Report
Sep 19 TTM Affiliate Ground Lease Add Back	Underwriter’s Summary Report
Sep 19 TTM NOI ($)	Underwriter’s Summary Report
Sep 19 TTM FF&E	Underwriter’s Summary Report
Sep 19 TTM NCF	Underwriter’s Summary Report
Underwritten Rooms Revenues ($)	Underwriter’s Summary Report
Underwritten Total Revenues ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Hypothetical Underwritten IMF Adjustment	Underwriter’s Summary Report
Underwritten Affiliate Ground Lease Add Back	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten FF&E	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 5

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Tax Constant / Escrow	Loan Agreement
Monthly Insurance Constant / Escrow	Loan Agreement
Monthly TI/LC	Loan Agreement
Monthly Replacement Reserve	Loan Agreement
Other Reserve	Loan Agreement
Description Other Reserve	Loan Agreement
Tax at Closing	Loan Agreement
Insurance at Closing	Loan Agreement
TI/LC Taken at Closing	Loan Agreement
Replacement Reserve Taken at Closing	Loan Agreement

Whole Loan Information:

Characteristic	Source Document(s)

Note Date	Loan Agreement
Borrower	Loan Agreement
Original First Mortgage Balance	Loan Agreement
First Mortgage Interest Rate	Loan Agreement
Amortization Type	Loan Agreement
Interest Calculation (30/360 / Actual/360)	Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Due Date	Loan Agreement
Payment Grace Period Event of Default	Loan Agreement
Payment Grace Period Event of Late Fee	Loan Agreement
Balloon Grace Period Event of Default	Loan Agreement
Balloon Grace Period Event of Late Fee	Loan Agreement
Assumption Fee	Loan Agreement
LockBox (Y/N)	Loan Agreement
LockBox Type (see Note 4)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 5)	Loan Agreement and Cash Management Agreement
Excess Cash Trap Trigger	Loan Agreement
Prepayment Provision (see Notes 6 and 7)	Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Earnout/ Holdback	Loan Agreement
SPE	Loan Agreement
Sponsor	Loan Agreement

Exhibit 2 to Attachment A Page 4 of 5

Whole Loan Information: (continued)

Characteristic	Source Document(s)

Property Manager	Management Agreement
Guarantor	Guaranty Agreement
Ownership Interest (see Note 8)	Title Policy
Letter of Credit	Loan Agreement
TIC	Loan Agreement
Loan Purpose	Closing Statement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform the procedures only for the Mortgaged Properties where we received a seismic report Source Document.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Soft” for the “LockBox Type” characteristic if the applicable Source Document(s) require the borrower(s) or property manager to pay receipts directly to a lockbox account controlled by the lender(s).

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if, for funds directed into a lockbox, such funds are generally not made immediately available to the borrower(s), but instead are forwarded to a cash management account maintained by the borrower(s) for the benefit of the lender(s) and such funds are disbursed according to the applicable Source Document(s), with any excess remitted to the borrower(s) (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding), generally on a daily basis.

Exhibit 2 to Attachment A Page 5 of 5

Notes: (continued)

6.	For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to ignore any adjustments based on business day convention as stated in the applicable Source Document(s).

7.	For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

8.	For the Mortgaged Property listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgaged Property	Characteristic	Provided Value

Courtyard Fresno	Ownership Interest	Leasehold

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Depositor.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property ID
Loan Name / Property Name
Appraisal Type
Date of Phase II Report (if applicable)
Cut-off Companion Loan Amount
Cut-off A Note Balance
Cut-off B Note Balance
Cut-off Trust A Note Balance
Cut-off Trust B Note Balance
Substitution Allowed (Y/N)
Substitution Provision Description
Ground Lease Expiration Date
Master Servicing Fee Rate
Primary Servicing Fee Rate
Cert Admin Fee Rate
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.